Subsequent Events - Additional Information (Detail) - CAD ($) $ in Millions				3 Months Ended	12 Months Ended
	Feb. 20, 2019	Jan. 29, 2019	Jan. 24, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Preferred share dividends					$ 9
Common share dividends					6	$ 15
Capitalized costs					$ 11
Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred shares redeemed			$ 486
Preferred share dividends			$ 2
Common share dividends	$ 1
Return of stated capital, total amount approved	$ 138
Issued from treasury (in shares)		1,905
Forecast [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Impairment loss				$ 11